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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

2007 Semiannual Report

Lifecycle Funds

The First American Lifecycle Funds invest their assets in shares of a number of underlying First American Funds. Your cost of investing in the Lifecycle Funds will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. Lifecycle Funds are exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. Please refer to the prospectus which contains details about additional risks posed by certain investments such as small- and mid-capitalization stocks; foreign, debt, and high-yield securities; and funds that focus on one industry.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2007       1

Strategy Aggressive Growth Allocation FUND
Expense Example
As a shareholder of the Strategy Aggressive Growth Allocation Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,084.10	$2.07

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,080.00	$5.93

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,079.80	$5.93

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,082.50	$3.36

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,084.60	$0.78

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 20073 (% of net assets)

International Select Fund	17.9%
International Fund	17.8
Large Cap Growth Opportunities Fund	16.4
Large Cap Select Fund	14.0
Large Cap Value Fund	13.5
Mid Cap Value Fund	4.0
Real Estate Securities Fund	3.8
Mid Cap Growth Opportunities Fund	3.5
Equity Index Fund	2.4
Equity Income Fund	1.9
Prime Obligations Fund	1.6
Small Cap Select Fund	1.1
Small Cap Growth Opportunities Fund	1.0
Small Cap Value Fund	0.9
Total Return Bond Fund	0.9
Portfolio Allocation as of February 28, 20073 (% of net assets)

Equity Funds	98.2%
Fixed Income Funds	0.9
Short-Term Investment	1.6
Other Assets and Liabilities, Net[4]	(0.7)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 8.41%, 8.00%, 7.98%, 8.25%, and 8.46% for Class A, Class B, Class C, Class R, and Class Y, respectively.

[3]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Semiannual Report 2007

Strategy Growth Allocation FUND
Expense Example
As a shareholder of the Strategy Growth Allocation Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,073.70	$2.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,068.90	$5.90

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,069.50	$5.90

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,072.30	$3.34

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,074.10	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 20073 (% of net assets)

Large Cap Growth Opportunities Fund	16.9%
Total Return Bond Fund	12.8
Large Cap Select Fund	12.7
International Select Fund	12.1
Large Cap Value Fund	12.1
International Fund	12.0
Equity Income Fund	4.1
Inflation Protected Securities Fund	3.5
Equity Index Fund	3.2
Real Estate Securities Fund	3.2
Mid Cap Growth Opportunities Fund	2.4
Mid Cap Value Fund	1.8
Prime Obligations Fund	1.3
Small Cap Select Fund	1.3
Small Cap Value Fund	1.0
Portfolio Allocation as of February 28, 20073 (% of net assets)

Equity Funds	82.8%
Fixed Income Funds	16.3
Short-Term Investment	1.3
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 7.37%, 6.89%, 6.95%, 7.23%, and 7.41% for Class A, Class B, Class C, Class R, and Class Y, respectively.

[3]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       3

Strategy Growth & Income Allocation FUND
Expense Example
As a shareholder of the Strategy Growth & Income Allocation Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,065.60	$2.05

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,061.30	$5.88

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,061.30	$5.88

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,063.00	$3.32

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,066.10	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 20073 (% of net assets)

Total Return Bond Fund	27.6%
Large Cap Growth Opportunities Fund	14.9
Large Cap Select Fund	10.9
Large Cap Value Fund	10.4
International Select Fund	8.0
International Fund	7.7
Equity Index Fund	3.9
Inflation Protected Securities Fund	3.6
Equity Income Fund	3.4
Real Estate Securities Fund	2.6
Mid Cap Growth Opportunities Fund	2.0
Mid Cap Value Fund	2.0
Prime Obligations Fund	1.3
Small Cap Select Fund	1.2
Small Cap Value Fund	0.9
Portfolio Allocation as of February 28, 20073 (% of net assets)

Equity Funds	67.9%
Fixed Income Funds	31.2
Short-Term Investment	1.3
Other Assets and Liabilities, Net[4]	(0.4)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 6.56%, 6.13%, 6.13%, 6.30%, and 6.61% for Class A, Class B, Class C, Class R, and Class Y, respectively.

[3]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
4      First American Funds Semiannual Report 2007

Strategy Income Allocation FUND
Expense Example
As a shareholder of the Strategy Income Allocation Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,048.90	$2.03

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,045.50	$5.83

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,045.40	$5.83

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,048.50	$3.30

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,051.10	$0.76

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 20073 (% of net assets)

Total Return Bond Fund	41.4%
Core Bond Fund	19.2
Large Cap Select Fund	5.9
Large Cap Growth Opportunities Fund	5.5
Equity Index Fund	5.0
Prime Obligations Fund	4.2
Equity Income Fund	4.0
International Select Fund	4.0
Inflation Protected Securities Fund	3.9
International Fund	3.7
Large Cap Value Fund	1.1
Real Estate Securities Fund	1.1
Mid Cap Growth Opportunities Fund	0.7
Mid Cap Value Fund	0.6
Portfolio Allocation as of February 28, 20073 (% of net assets)

Fixed Income Funds	64.6%
Equity Funds	31.5
Short-Term Investment	4.2
Other Assets and Liabilities, Net[4]	(0.3)

100.0%

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 4.89%, 4.55%, 4.54%, 4.85%, and 5.11% for Class A, Class B, Class C, Class R, and Class Y, respectively.

[3]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       5

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Affiliated Investment Companies
Equity Funds – 98.2%
First American Investment Funds, Inc. (a)
Equity Income Fund	176,858	$2,640
Equity Index Fund	124,758	3,247
International Fund	1,578,576	24,136
International Select Fund	2,416,279	24,404
Large Cap Growth Opportunities Fund	723,256	22,370
Large Cap Select Fund	1,253,718	19,082
Large Cap Value Fund	884,416	18,405
Mid Cap Growth Opportunities Fund (b)	111,853	4,733
Mid Cap Value Fund	204,934	5,468
Real Estate Securities Fund	192,761	5,129
Small Cap Growth Opportunities Fund (b)	61,630	1,318
Small Cap Select Fund (b)	104,086	1,519
Small Cap Value Fund	88,446	1,210

Total Equity Funds
(Cost $122,371)		133,661

Fixed Income Fund – 0.9%
First American Investment Funds, Inc. (a)
Total Return Bond Fund
(Cost $1,160)	115,285	1,160

Short-Term Investment – 1.6%
First American Funds, Inc. (c)
Prime Obligations Fund
(Cost $2,240)	2,239,761	2,240

Total Affiliated Investment Companies – 100.7%
(Cost $125,771)		137,061

Other Assets and Liabilities, Net – (0.7)%		(1,019)

Total Net Assets – 100.0%		$136,042

(a)	Investments in these funds are made in the Y share class.

(b)	Fund paid no dividends during the twelve-month period ended February 28, 2007.

(c)	Investment in this fund is made in the Z share class.

Strategy Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Affiliated Investment Companies
Equity Funds – 82.8%
First American Investment Funds, Inc. (a)
Equity Income Fund	455,099	$6,795
Equity Index Fund	206,665	5,379
International Fund	1,307,022	19,984
International Select Fund	1,991,269	20,112
Large Cap Growth Opportunities Fund	904,671	27,981
Large Cap Select Fund	1,381,840	21,032
Large Cap Value Fund	965,772	20,098
Mid Cap Growth Opportunities Fund (b)	95,581	4,044
Mid Cap Value Fund	112,420	2,999
Real Estate Securities Fund	197,869	5,265
Small Cap Select Fund (b)	144,109	2,103
Small Cap Value Fund	125,647	1,719

Total Equity Funds
(Cost $124,719)		137,511

Fixed Income Funds – 16.3%
First American Investment Funds, Inc. (a)
Core Bond Fund	1,819	20
Inflation Protected Securities Fund	603,956	5,786
Total Return Bond Fund	2,111,880	21,245

Total Fixed Income Funds
(Cost $27,273)		27,051

Short-Term Investment – 1.3%
First American Funds, Inc. (c)
Prime Obligations Fund
(Cost $2,209)	2,208,634	2,209

Total Affiliated Investment Companies – 100.4%
(Cost $154,201)		166,771

Other Assets and Liabilities, Net – (0.4)%		(635)

Total Net Assets – 100.0%		$166,136

(a)	Investments in these funds are made in the Y share class.

(b)	Fund paid no dividends during the twelve-month period ended February 28, 2007.

(c)	Investment in this fund is made in the Z share class.
The accompanying notes are an integral part of the financial statements.
6      First American Funds Semiannual Report 2007

Strategy Growth Allocation Fund (concluded)

Strategy Growth & Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Affiliated Investment Companies
Equity Funds – 67.9%
First American Investment Funds, Inc. (a)
Equity Income Fund	684,007	$10,212
Equity Index Fund	446,473	11,622
International Fund	1,487,369	22,742
International Select Fund	2,361,504	23,851
Large Cap Growth Opportunities Fund	1,435,961	44,414
Large Cap Select Fund	2,138,571	32,549
Large Cap Value Fund	1,484,448	30,891
Mid Cap Growth Opportunities Fund (b)	142,316	6,022
Mid Cap Value Fund	223,008	5,950
Real Estate Securities Fund	289,639	7,707
Small Cap Select Fund (b)	234,176	3,417
Small Cap Value Fund	199,557	2,730

Total Equity Funds
(Cost $170,462)		202,107

Fixed Income Funds – 31.2%
First American Investment Funds, Inc. (a)
Core Bond Fund	5,518	61
Inflation Protected Securities Fund	1,119,353	10,723
Total Return Bond Fund	8,169,243	82,183

Total Fixed Income Funds
(Cost $93,405)		92,967

Short-Term Investment – 1.3%
First American Funds, Inc. (c)
Prime Obligations Fund
(Cost $3,755)	3,755,249	3,755

Total Affiliated Investment Companies – 100.4%
(Cost $267,622)		298,829

Other Assets and Liabilities, Net – (0.4)%		(1,334)

Total Net Assets – 100.0%		$297,495

(a)	Investments in these funds are made in the Y share class.

(b)	Fund paid no dividends during the twelve-month period ended February 28, 2007.

(c)	Investment in this fund is made in the Z share class.

Strategy Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Affiliated Investment Companies
Equity Funds – 31.5%
First American Investment Funds, Inc. (a)
Equity Income Fund	199,794	$2,983
Equity Index Fund	143,419	3,733
International Fund	173,406	2,651
International Select Fund	290,185	2,931
Large Cap Growth Opportunities Fund	131,689	4,073
Large Cap Select Fund	288,739	4,395
Large Cap Value Fund	38,135	794
Mid Cap Growth Opportunities Fund (b)	12,214	517
Mid Cap Value Fund	15,480	413
Real Estate Securities Fund	29,782	792

Total Equity Funds
(Cost $19,053)		23,282

Fixed Income Funds – 64.6%
First American Investment Funds, Inc. (a)
Core Bond Fund	1,287,072	14,222
Inflation Protected Securities Fund	303,965	2,912
Total Return Bond Fund	3,047,882	30,662

Total Fixed Income Funds
(Cost $47,766)		47,796

Short-Term Investment – 4.2%
First American Funds, Inc. (c)
Prime Obligations Fund
(Cost $3,120)	3,119,920	3,120

Total Affiliated Investment Companies – 100.3%
(Cost $69,939)		74,198

Other Assets and Liabilities, Net – (0.3)%		(244)

Total Net Assets – 100.0%		$73,954

(a)	Investments in these funds are made in the Y share class.

(b)	Fund paid no dividends during the twelve-month period ended February 28, 2007.

(c)	Investment in this fund is made in the Z share class.
First American Funds Semiannual Report 2007       7

Statements of  Assets and Liabilities February 28, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

	Strategy
	Aggressive	Strategy	Strategy	Strategy
	Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Investments in affiliated funds, at cost	$125,771	$154,201	$267,622	$69,939

ASSETS:
Investments in affiliated funds, at value (note 2)	$137,061	$166,771	$298,829	$74,198
Cash	4	88	331	184
Receivable for dividends and interest	8	12	28	12
Receivable for capital shares sold	169	422	319	114
Receivable from advisor	8	6	—	13
Prepaid expenses and other assets	30	29	30	28

Total assets	137,280	167,328	299,537	74,549

LIABILITIES:
Payable for investment securities purchased	280	91	343	184
Payable for capital shares redeemed	903	1,039	1,616	363
Payable to affiliates (note 3)	16	17	26	15
Payable for distribution and shareholder servicing fees	18	24	36	11
Accrued expenses and liabilities	21	21	21	22

Total liabilities	1,238	1,192	2,042	595

Net assets	$136,042	$166,136	$297,495	$73,954

COMPOSITION OF NET ASSETS:
Portfolio capital	$144,422	$157,662	$278,441	$68,964
Undistributed (distributions in excess of) net investment income	(963)	(748)	(645)	403
Accumulated net realized gain (loss) on investments in affiliated funds (note 2)	(18,707)	(3,348)	(11,508)	328
Net unrealized appreciation of investments in affiliated funds	11,290	12,570	31,207	4,259

Net assets	$136,042	$166,136	$297,495	$73,954

Class A:
Net assets	$60,806	$65,348	$120,942	$30,688
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,799	5,366	10,565	2,659
Net asset value and redemption price per share	$12.67	$12.18	$11.45	$11.54
Maximum offering price per share[1]	$13.41	$12.89	$12.12	$12.21
Class B:
Net assets	$3,818	$8,547	$8,289	$3,927
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	307	709	729	342
Net asset value, offering price, and redemption price per share[2]	$12.43	$12.05	$11.37	$11.48
Class C:
Net assets	$3,316	$5,859	$6,396	$2,564
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	267	484	562	223
Net asset value, offering price, and redemption price per share[2]	$12.44	$12.09	$11.38	$11.50
Class R:
Net assets	$512	$553	$479	$682
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	41	46	42	59
Net asset value, offering price, and redemption price per share	$12.61	$12.13	$11.38	$11.53
Class Y:
Net assets	$67,590	$85,829	$161,389	$36,093
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	5,338	7,047	14,127	3,126
Net asset value, offering price, and redemption price per share	$12.66	$12.18	$11.42	$11.55

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
8      First American Funds Semiannual Report 2007

Statements of  Operations For the six-month period ended February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

	Strategy						Strategy
	Aggressive		Strategy		Strategy		Income
	Growth		Growth		Growth & Income		Allocation
	Allocation Fund		Allocation Fund		Allocation Fund		Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,873		$2,549		$5,018		$1,541

Total investment income	1,873		2,549		5,018		1,541

EXPENSES (note 3):
Investment advisory fees	82		102		180		52
Administration fees	29		35		57		23
Transfer agent fees	64		69		63		57
Custodian fees	4		4		7		4
Professional fees	20		20		20		20
Registration fees	32		33		33		32
Postage and printing fees	8		10		19		5
Directors’ fees	10		10		10		10
Other expenses	10		10		10		10
Distribution and shareholder servicing fees – Class A	77		84		161		39
Distribution and shareholder servicing fees – Class B	18		39		38		19
Distribution and shareholder servicing fees – Class C	15		27		30		12
Distribution and shareholder servicing fees – Class R	1		1		1		1

Total expenses	370		444		629		284

Less: Fee waivers (note 3)	(160)		(171)		(180)		(154)
Less: Indirect payments from custodian (note 3)	—	[1]	—	[1]	—	[1]	—[1]

Total net expenses	210		273		449		130

Investment income – net	1,663		2,276		4,569		1,411

REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	3,528		3,277		3,173		655
Net realized gain on investments in affiliated funds	4,951		4,959		5,973		1,319
Net change in unrealized appreciation or depreciation of investments in affiliated funds	319		1,055		4,682		585

Net gain on investments	8,798		9,291		13,828		2,559

Net increase in net assets resulting from operations	$10,461		$11,567		$18,397		$3,970

[1]	Due to the presentation of the financial statements in thousands, the number rounds to zero.
First American Funds Semiannual Report 2007       9

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Strategy		Strategy
	Aggressive Growth		Growth
	Allocation Fund		Allocation Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/28/07	Year Ended	2/28/07	Year Ended
	(unaudited)	8/31/06	(unaudited)	8/31/06

OPERATIONS:
Investment income – net	$1,663	$1,759	$2,276	$2,941
Capital gain distributions received from underlying affiliated funds	3,528	1,897	3,277	1,839
Net realized gain on investments in affiliated funds	4,951	7,074	4,959	9,023
Net change in unrealized appreciation or depreciation of investments in affiliated funds	319	687	1,055	(617)

Net increase in net assets resulting from operations	10,461	11,417	11,567	13,186

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,204)	(847)	(1,301)	(1,289)
Class B	(65)	(26)	(130)	(61)
Class C	(54)	(22)	(86)	(50)
Class R	(7)	— [1]	(7)	(2)
Class Y	(1,343)	(846)	(1,735)	(1,469)
Net realized gain on investments:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	—	—

Total distributions	(2,673)	(1,741)	(3,259)	(2,871)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	8,817	18,843	10,393	19,898
Reinvestment of distributions	1,171	838	1,286	1,278
Payments for redemptions	(14,552)	(17,457)	(17,255)	(26,391)

Increase (decrease) in net assets from Class A transactions	(4,564)	2,224	(5,576)	(5,215)

Class B:
Proceeds from sales	683	1,403	1,274	2,954
Reinvestment of distributions	65	26	128	60
Payments for redemptions	(323)	(400)	(325)	(505)

Increase in net assets from Class B transactions	425	1,029	1,077	2,509

Class C:
Proceeds from sales	529	1,338	878	1,419
Reinvestment of distributions	49	22	84	50
Payments for redemptions	(145)	(301)	(413)	(701)

Increase in net assets from Class C transactions	433	1,059	549	768

Class R:
Proceeds from sales	236	260	401	214
Reinvestment of distributions	7	— [1]	7	1
Payments for redemptions	(7)	(5)	(67)	(120)

Increase in net assets from Class R transactions	236	255	341	95

Class Y:
Proceeds from sales	10,734	22,957	9,547	26,879
Reinvestment of distributions	1,179	756	1,555	1,365
Payments for redemptions	(6,512)	(11,330)	(9,609)	(13,610)

Increase (decrease) in net assets from Class Y transactions	5,401	12,383	1,493	14,634

Increase (decrease) in net assets from capital share transactions	1,931	16,950	(2,116)	12,791

Total increase (decrease) in net assets	9,719	26,626	6,192	23,106
Net assets at beginning of period	126,323	99,697	159,944	136,838

Net assets at end of period	$136,042	$126,323	$166,136	$159,944

Undistributed (distributions in excess of) net investment income at end of period	$(963)	$47	$(748)	$235

[1]	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
10      First American Funds Semiannual Report 2007

Strategy		Strategy
Growth & Income		Income
Allocation Fund		Allocation Fund

Six-Month		Six-Month
Period Ended		Period Ended
2/28/07	Year Ended	2/28/07	Year Ended
(unaudited)	8/31/06	(unaudited)	8/31/06

$4,569	$6,476	$1,411	$3,425
3,173	3,619	655	266
5,973	9,131	1,319	1,177
4,682	1,586	585	(224)

18,397	20,812	3,970	4,644

(2,591)	(3,157)	(545)	(1,074)
(125)	(87)	(54)	(86)
(102)	(68)	(33)	(48)
(5)	(1)	(8)	(2)
(3,118)	(3,034)	(871)	(2,162)
—	—	(567)	—
—	—	(71)	—
—	—	(44)	—
—	—	(10)	—
—	—	(631)	—

(5,941)	(6,347)	(2,834)	(3,372)

12,855	25,021	4,537	10,470
2,530	3,126	1,052	1,030
(25,754)	(46,942)	(5,526)	(12,759)

(10,369)	(18,795)	63	(1,259)

1,627	2,973	460	993
122	86	114	76
(582)	(742)	(316)	(403)

1,167	2,317	258	666

1,243	2,374	493	1,091
78	54	70	45
(634)	(772)	(203)	(432)

687	1,656	360	704

342	133	450	544
5	1	18	2
(28)	(11)	(34)	(311)

319	123	434	235

27,579	43,216	4,240	11,508
2,875	2,866	1,286	2,010
(13,443)	(18,760)	(31,130)	(8,644)

17,011	27,322	(25,604)	4,874

8,815	12,623	(24,489)	5,220

21,271	27,088	(23,353)	6,492
276,224	249,136	97,307	90,815

$297,495	$276,224	$73,954	$97,307

$(645)	$727	$403	$503

First American Funds Semiannual Report 2007       11

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
			Unrealized	Distributions	Distributions	Distributions		Net Asset
	Net Asset	Net	Gains	from Net	from Net	from		Value
	Value	Investment	(Losses) on	Investment	Realized	Return of		End of
	Beginning	Income (Loss)	Investments	Income	Gains	Capital		Period
	of Period

Strategy Aggressive Growth Allocation Fund (1)
Class A
2007 (2)	$11.92	$0.15	$0.85	$(0.25)	$—	$—		$12.67
2006 (3)	10.92	0.17	1.00	(0.17)	—	—		11.92
2005 (4)	9.58	0.15	1.33	(0.14)	—	—		10.92
2004 (5)	8.49	0.08	1.08	(0.07)	—	—	(7)	9.58
2003 (5)	7.01	0.05	1.48	(0.05)	—	—		8.49
2002 (5)	8.59	0.07	(1.34)	(0.07)	(0.24)	—		7.01
Class B
2007 (2)	$11.71	$0.11	$0.83	$(0.22)	$—	$—		$12.43
2006 (3)	10.78	0.06	1.00	(0.13)	—	—		11.71
2005 (4)	9.49	0.07	1.33	(0.11)	—	—		10.78
2004 (5)	8.45	(0.01)	1.10	(0.05)	—	—	(7)	9.49
2003 (5)	7.00	(0.01)	1.47	(0.01)	—	—		8.45
2002 (5)	8.59	—	(1.34)	(0.01)	(0.24)	—		7.00
Class C
2007 (2)	$11.72	$0.10	$0.83	$(0.21)	$—	$—		$12.44
2006 (3)	10.78	0.07	1.00	(0.13)	—	—		11.72
2005 (4)	9.49	0.07	1.33	(0.11)	—	—		10.78
2004 (5)	8.45	—	1.09	(0.05)	—	—	(7)	9.49
2003 (5)	7.01	(0.01)	1.46	(0.01)	—	—		8.45
2002 (5)	8.59	—	(1.33)	(0.01)	(0.24)	—		7.01
Class R
2007 (2)	$11.87	$0.13	$0.85	$(0.24)	$—	$—		$12.61
2006 (3)	10.89	0.03	1.11	(0.16)	—	—		11.87
2005 (4)	9.56	0.07	1.39	(0.13)	—	—		10.89
2004 (5)(6)	8.47	0.11	1.05	(0.07)	—	—	(7)	9.56
2003 (5)	7.00	0.05	1.47	(0.05)	—	—		8.47
2002 (5)	8.59	0.06	(1.34)	(0.07)	(0.24)	—		7.00
Class Y
2007 (2)	$11.92	$0.17	$0.84	$(0.27)	$—	$—		$12.66
2006 (3)	10.92	0.19	1.00	(0.19)	—	—		11.92
2005 (4)	9.57	0.17	1.34	(0.16)	—	—		10.92
2004 (5)	8.48	0.10	1.09	(0.10)	—	—	(7)	9.57
2003 (5)	7.01	0.06	1.47	(0.06)	—	—		8.48
2002 (5)	8.59	0.08	(1.32)	(0.10)	(0.24)	—		7.01

(1)	Per share data calculated using average share method.

(2)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the year ended August 31, 2006.

(4)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the year ended September 30.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(9)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
12      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets (9)	Net Assets	Waivers) (9)	Waivers)	Rate

8.41%	$60,806	0.40%	2.42%	0.64%	2.18%	23%
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35
13.72	58,200	0.40	0.83	0.91	0.32	12
21.83	59,895	0.40	0.60	0.92	0.08	20
(15.58)	57,711	0.40	0.73	0.95	0.18	18
8.00%	$3,818	1.15%	1.79%	1.39%	1.55%	23%
9.89	3,196	1.15	0.57	1.72	0.00	18
14.79	1,979	1.15	0.69	1.69	0.15	35
12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
20.91	651	1.15	(0.15)	1.66	(0.66)	20
(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
7.98%	$3,316	1.15%	1.72%	1.39%	1.48%	23%
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35
12.88	1,054	1.15	0.01	1.66	(0.50)	12
20.74	798	1.15	(0.15)	1.66	(0.66)	20
(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
8.25%	$512	0.65%	2.14%	0.89%	1.90%	23%
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35
13.70	1	0.40	1.13	0.91	0.62	12
21.73	990	0.40	0.61	0.92	0.09	20
(15.65)	772	0.40	0.76	0.95	0.21	18
8.46%	$67,590	0.15%	2.71%	0.39%	2.47%	23%
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35
14.02	27,790	0.15	1.08	0.66	0.57	12
21.99	29,581	0.15	0.86	0.67	0.34	20
(15.36)	21,009	0.15	0.97	0.70	0.42	18

First American Funds Semiannual Report 2007       13

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of		End of
	of Period	Income	Investments	Income	Gains	Capital		Period

Strategy Growth Allocation Fund (1)
Class A
2007 (2)	$11.57	$0.16	$0.69	$(0.24)	$—	$—		$12.18
2006 (3)	10.79	0.21	0.78	(0.21)	—	—		11.57
2005 (4)	9.64	0.16	1.14	(0.15)	—	—		10.79
2004 (5)	8.72	0.13	0.92	(0.13)	—	—	(7)	9.64
2003 (5)	7.42	0.11	1.30	(0.11)	—	—		8.72
2002 (5)	9.01	0.14	(1.22)	(0.15)	(0.36)	—		7.42
Class B
2007 (2)	$11.46	$0.12	$0.67	$(0.20)	$—	$—		$12.05
2006 (3)	10.69	0.11	0.79	(0.13)	—	—		11.46
2005 (4)	9.57	0.08	1.14	(0.10)	—	—		10.69
2004 (5)	8.69	0.04	0.93	(0.09)	—	—	(7)	9.57
2003 (5)	7.40	0.05	1.29	(0.05)	—	—		8.69
2002 (5)	9.01	0.07	(1.21)	(0.11)	(0.36)	—		7.40
Class C
2007 (2)	$11.49	$0.12	$0.68	$(0.20)	$—	$—		$12.09
2006 (3)	10.73	0.12	0.77	(0.13)	—	—		11.49
2005 (4)	9.59	0.09	1.15	(0.10)	—	—		10.73
2004 (5)	8.71	0.05	0.92	(0.09)	—	—	(7)	9.59
2003 (5)	7.41	0.05	1.30	(0.05)	—	—		8.71
2002 (5)	9.00	0.07	(1.21)	(0.09)	(0.36)	—		7.41
Class R
2007 (2)	$11.53	$0.14	$0.69	$(0.23)	$—	$—		$12.13
2006 (3)	10.76	0.18	0.77	(0.18)	—	—		11.53
2005 (4)	9.61	0.13	1.15	(0.13)	—	—		10.76
2004 (5)(6)	8.69	0.14	0.90	(0.12)	—	—	(7)	9.61
2003 (5)	7.41	0.11	1.28	(0.11)	—	—		8.69
2002 (5)	9.01	0.14	(1.23)	(0.15)	(0.36)	—		7.41
Class Y
2007 (2)	$11.58	$0.18	$0.67	$(0.25)	$—	$—		$12.18
2006 (3)	10.79	0.24	0.79	(0.24)	—	—		11.58
2005 (4)	9.64	0.18	1.14	(0.17)	—	—		10.79
2004 (5)	8.71	0.15	0.92	(0.14)	—	—	(7)	9.64
2003 (5)	7.41	0.12	1.30	(0.12)	—	—		8.71
2002 (5)	9.00	0.15	(1.21)	(0.17)	(0.36)	—		7.41

(1)	Per share data calculated using average share method.

(2)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the year ended August 31, 2006.

(4)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the year ended September 30.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(9)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
14      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets (9)	Net Assets	Waivers) (9)	Waivers)	Rate

7.37%	$65,348	0.40%	2.70%	0.61%	2.49%	32%
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34
12.03	71,246	0.40	1.33	0.89	0.84	12
19.06	74,969	0.40	1.30	0.90	0.80	23
(13.04)	75,893	0.40	1.56	0.88	1.08	22
6.89%	$8,547	1.15%	2.01%	1.36%	1.80%	32%
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34
11.17	2,692	1.15	0.41	1.64	(0.08)	12
18.18	767	1.15	0.49	1.64	—	23
(13.65)	182	1.15	0.85	1.63	0.37	22
6.95%	$5,859	1.15%	1.96%	1.36%	1.75%	32%
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34
11.12	3,130	1.15	0.56	1.64	0.07	12
18.24	3,206	1.15	0.55	1.65	0.05	23
(13.59)	2,100	1.15	0.84	1.63	0.36	22
7.23%	$553	0.65%	2.40%	0.86%	2.19%	32%
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34
12.03	57	0.40	1.42	0.89	0.93	12
18.83	2,525	0.40	1.33	0.90	0.83	23
(13.10)	643	0.40	1.67	0.88	1.19	22
7.41%	$85,829	0.15%	2.98%	0.36%	2.77%	32%
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34
12.34	44,575	0.15	1.57	0.64	1.08	12
19.38	41,089	0.15	1.56	0.65	1.06	23
(12.84)	24,641	0.15	1.73	0.63	1.25	22

First American Funds Semiannual Report 2007       15

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of		End of
	of Period	Income	Investments	Income	Gains	Capital		Period

Strategy Growth & Income Allocation Fund (1)
Class A
2007 (2)	$10.96	$0.17	$0.54	$(0.22)	$—	$—		$11.45
2006 (3)	10.37	0.26	0.58	(0.25)	—	—		10.96
2005 (4)	9.44	0.19	0.91	(0.17)	—	—		10.37
2004 (5)	8.73	0.17	0.71	(0.17)	—	—	(7)	9.44
2003 (5)	7.67	0.16	1.06	(0.16)	—	—		8.73
2002 (5)	9.02	0.21	(1.03)	(0.22)	(0.31)	—		7.67
Class B
2007 (2)	$10.89	$0.13	$0.53	$(0.18)	$—	$—		$11.37
2006 (3)	10.31	0.17	0.59	(0.18)	—	—		10.89
2005 (4)	9.40	0.12	0.90	(0.11)	—	—		10.31
2004 (5)	8.70	0.09	0.71	(0.10)	—	—	(7)	9.40
2003 (5)	7.65	0.11	1.05	(0.11)	—	—		8.70
2002 (5)	9.02	0.14	(1.00)	(0.20)	(0.31)	—		7.65
Class C
2007 (2)	$10.90	$0.13	$0.54	$(0.19)	$—	$—		$11.38
2006 (3)	10.32	0.17	0.59	(0.18)	—	—		10.90
2005 (4)	9.41	0.12	0.90	(0.11)	—	—		10.32
2004 (5)	8.70	0.09	0.72	(0.10)	—	—	(7)	9.41
2003 (5)	7.64	0.11	1.06	(0.11)	—	—		8.70
2002 (5)	9.02	0.14	(1.02)	(0.19)	(0.31)	—		7.64
Class R
2007 (2)	$10.91	$0.15	$0.53	$(0.21)	$—	$—		$11.38
2006 (3)	10.33	0.19	0.63	(0.24)	—	—		10.91
2005 (4)	9.41	0.12	0.96	(0.16)	—	—		10.33
2004 (5)(6)	8.70	0.18	0.68	(0.15)	—	—	(7)	9.41
2003 (5)	7.64	0.17	1.06	(0.17)	—	—		8.70
2002 (5)	9.02	0.21	(1.03)	(0.25)	(0.31)	—		7.64
Class Y
2007 (2)	$10.94	$0.18	$0.54	$(0.24)	$—	$—		$11.42
2006 (3)	10.36	0.28	0.58	(0.28)	—	—		10.94
2005 (4)	9.42	0.21	0.91	(0.18)	—	—		10.36
2004 (5)	8.71	0.19	0.71	(0.19)	—	—	(7)	9.42
2003 (5)	7.65	0.18	1.06	(0.18)	—	—		8.71
2002 (5)	9.02	0.22	(1.02)	(0.26)	(0.31)	—		7.65

(1)	Per share data calculated using average share method.

(2)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the year ended August 31, 2006.

(4)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the year ended September 30.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(9)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
16      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets (9)	Net Assets	Waivers) (9)	Waivers)	Rate

6.56%	$120,942	0.40%	3.06%	0.53%	2.93%	38%
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29
10.09	135,413	0.40	1.80	0.89	1.31	12
16.12	153,238	0.40	2.01	0.89	1.52	19
(9.91)	131,338	0.40	2.36	0.83	1.93	20
6.13%	$8,289	1.15%	2.30%	1.28%	2.17%	38%
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29
9.23	2,739	1.15	1.00	1.64	0.51	12
15.25	1,114	1.15	1.20	1.63	0.72	19
(10.43)	287	1.15	1.64	1.58	1.21	20
6.13%	$6,396	1.15%	2.31%	1.28%	2.18%	38%
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29
9.28	3,342	1.15	1.01	1.64	0.52	12
15.35	3,306	1.15	1.24	1.63	0.76	19
(10.57)	2,395	1.15	1.63	1.58	1.20	20
6.30%	$479	0.65%	2.64%	0.78%	2.51%	38%
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29
9.93	1	0.40	1.91	0.89	1.42	12
16.20	4,760	0.40	1.92	0.88	1.44	19
(10.00)	1,007	0.40	2.62	0.83	2.19	20
6.61%	$161,389	0.15%	3.28%	0.28%	3.15%	38%
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29
10.39	95,664	0.15	2.05	0.64	1.56	12
16.44	90,294	0.15	2.24	0.63	1.76	19
(9.73)	39,740	0.15	2.58	0.58	2.15	20

First American Funds Semiannual Report 2007       17

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of		End of
	of Period	Income	Investments	Income	Gains	Capital		Period

Strategy Income Allocation Fund (1)
Class A
2007 (2)	$11.40	$0.21	$0.34	$(0.20)	$(0.21)	$—		$11.54
2006 (3)	11.25	0.40	0.14	(0.39)	—	—		11.40
2005 (4)	10.67	0.28	0.53	(0.23)	—	—		11.25
2004 (5)	10.29	0.31	0.38	(0.31)	—	—	(7)	10.67
2003 (5)	9.47	0.33	0.82	(0.33)	—	—		10.29
2002 (5)	10.20	0.41	(0.69)	(0.44)	—	(0.01)		9.47
Class B
2007 (2)	$11.34	$0.16	$0.35	$(0.16)	$(0.21)	$—		$11.48
2006 (3)	11.20	0.31	0.14	(0.31)	—	—		11.34
2005 (4)	10.63	0.21	0.53	(0.17)	—	—		11.20
2004 (5)	10.26	0.24	0.37	(0.24)	—	—	(7)	10.63
2003 (5)	9.45	0.26	0.81	(0.26)	—	—		10.26
2002 (5)	10.19	0.35	(0.71)	(0.37)	—	(0.01)		9.45
Class C
2007 (2)	$11.36	$0.16	$0.35	$(0.16)	$(0.21)	$—		$11.50
2006 (3)	11.22	0.31	0.15	(0.32)	—	—		11.36
2005 (4)	10.66	0.21	0.52	(0.17)	—	—		11.22
2004 (5)	10.28	0.23	0.38	(0.23)	—	—	(7)	10.66
2003 (5)	9.46	0.26	0.82	(0.26)	—	—		10.28
2002 (5)	10.19	0.33	(0.68)	(0.37)	—	(0.01)		9.46
Class R
2007 (2)	$11.39	$0.20	$0.35	$(0.20)	$(0.21)	$—		$11.53
2006 (3)	11.25	0.29	0.22	(0.37)	—	—		11.39
2005 (4)	10.69	0.26	0.52	(0.22)	—	—		11.25
2004 (5)(6)	10.29	0.31	0.37	(0.28)	—	—	(7)	10.69
2003 (5)	9.47	0.33	0.82	(0.33)	—	—		10.29
2002 (5)	10.19	0.41	(0.69)	(0.43)	—	(0.01)		9.47
Class Y
2007 (2)	$11.40	$0.21	$0.37	$(0.22)	$(0.21)	$—		$11.55
2006 (3)	11.25	0.42	0.15	(0.42)	—	—		11.40
2005 (4)	10.67	0.31	0.52	(0.25)	—	—		11.25
2004 (5)	10.29	0.34	0.38	(0.34)	—	—	(7)	10.67
2003 (5)	9.47	0.35	0.82	(0.35)	—	—		10.29
2002 (5)	10.19	0.44	(0.70)	(0.45)	—	(0.01)		9.47

(1)	Per share data calculated using average share method.

(2)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except per share data.

(3)	For the year ended August 31, 2006.

(4)	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the year ended September 30.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Includes a tax return of capital of less than $0.01.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(9)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
18      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets (9)	Net Assets	Waivers) (9)	Waivers)	Rate

4.89%	$30,688	0.40%	3.60%	0.78%	3.22%	53%
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33
6.75	28,997	0.40	2.92	0.91	2.41	17
12.31	32,254	0.40	3.31	0.94	2.77	20
(2.98)	34,725	0.40	4.08	1.04	3.44	23
4.55%	$3,927	1.15%	2.86%	1.53%	2.48%	53%
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33
5.94	2,545	1.15	2.23	1.66	1.72	17
11.46	857	1.15	2.50	1.68	1.97	20
(3.66)	312	1.15	3.44	1.79	2.80	23
4.54%	$2,564	1.15%	2.87%	1.53%	2.49%	53%
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33
5.95	1,388	1.15	2.14	1.66	1.63	17
11.55	1,558	1.15	2.51	1.68	1.98	20
(3.58)	555	1.15	3.24	1.79	2.60	23
4.85%	$682	0.65%	3.47%	1.03%	3.09%	53%
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33
6.64	1	0.40	2.95	0.91	2.44	17
12.31	1,028	0.40	3.31	0.94	2.77	20
(2.84)	714	0.40	4.26	1.04	3.62	23
5.11%	$36,093	0.15%	3.65%	0.53%	3.27%	53%
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33
7.02	49,192	0.15	3.17	0.66	2.66	17
12.58	23,678	0.15	3.60	0.69	3.06	20
(2.65)	7,828	0.15	4.38	0.79	3.74	23

First American Funds Semiannual Report 2007       19

Notes to  Financial Statements  (unaudited as of February 28, 2007), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2007 (estimated), and the fiscal year ended August 31, 2006, were as follows:

	February 28, 2007

	Ordinary	Long Term	Return
Fund	Income	Gain	of Capital	Total

Strategy Aggressive Growth Allocation Fund	$2,673*	$—	$—	$2,673
Strategy Growth Allocation Fund	3,259*	—	—	3,259
Strategy Growth & Income Allocation Fund	5,941*	—	—	5,941
Strategy Income Allocation Fund	1,511	1,323	—	2,834

*	These dividend distributions consisted of both net investment income and a return of capital, measured as of the date the distribution was paid. Although the distributions included a return of capital as of the distribution date, whether this distribution is a return of capital for tax purposes will be measured at the funds’ fiscal year end. Although there can be no guarantee, the funds anticipate that there will be sufficient net income by the fiscal year end to characterize these distributions as consisting solely of ordinary income.
20      First American Funds Semiannual Report 2007

	August 31, 2006

	Ordinary	Long Term	Return
Fund	Income	Gain	of Capital	Total

Strategy Aggressive Growth Allocation Fund	$1,741	$—	$—	$1,741
Strategy Growth Allocation Fund	2,871	—	—	2,871
Strategy Growth & Income Allocation Fund	6,347	—	—	6,347
Strategy Income Allocation Fund	3,372	—	—	3,372

As of August 31, 2006, the funds’ most recently completed year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Accumulated		Total
	Undistributed	Undistributed	Capital and		Accumulated
	Ordinary	Long Term	Post-October	Unrealized	Earnings
	Income	Capital Gains	Losses	Appreciation	(Deficit)

Strategy Aggressive Growth Allocation Fund	$47	$—	$(25,162)	$8,947	$(16,168)
Strategy Growth Allocation Fund	235	—	(6,980)	6,911	166
Strategy Growth & Income Allocation Fund	727	—	(11,812)	17,683	6,598
Strategy Income Allocation Fund	503	565	—	2,786	3,854

The differences between book and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2006, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire in the funds’ fiscal year ends as follows:

	Expiration Year

Fund	2011	2012	2013	Total

Strategy Aggressive Growth Allocation Fund	$15,116	$10,046	$—	$25,162
Strategy Growth Allocation Fund	—	5,078	1,902	6,980
Strategy Growth & Income Allocation Fund	—	8,618	3,194	11,812

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. Prior to October 1, 2006, such fees were equal, on an annual basis, to 0.25% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through June 30, 2007 so that total
First American Funds Semiannual Report 2007       21

Notes to  Financial Statements  continued

fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the funds a fee for the provision of administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The funds paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the funds reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended February 28, 2007, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$21
Strategy Growth Allocation Fund	27
Strategy Growth & Income Allocation Fund	47
Strategy Income Allocation Fund	16

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended February 28, 2007, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$62
Strategy Growth Allocation Fund	66
Strategy Growth & Income Allocation Fund	59
Strategy Income Allocation Fund	54

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2007, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Strategy Aggressive Growth Allocation Fund	$—	*	$—	*
Strategy Growth Allocation Fund	—	*	—	*
Strategy Growth & Income Allocation Fund	—	*	—	*
Strategy Income Allocation Fund	2		—	*

*Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the funds’ distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities. Class Y shares pay no distribution or shareholder servicing fees.

Prior to October 1, 2006, FAF Advisors also provided shareholder services pursuant to a shareholder servicing plan and agreement with FASF with respect to the funds’ Class R shares. Under the shareholder servicing plan and agreement, each fund was required to pay FAF Advisors a
22      First American Funds Semiannual Report 2007

monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets attributable to Class R shares. FAF Advisors waived all fees under this plan and agreement. This agreement was terminated in September 2006.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 28, 2007:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$74
Strategy Growth Allocation Fund	91
Strategy Growth & Income Allocation Fund	175
Strategy Income Allocation Fund	45

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $5 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2007, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$122
Strategy Growth Allocation Fund	217
Strategy Growth & Income Allocation Fund	298
Strategy Income Allocation Fund	87

First American Funds Semiannual Report 2007       23

Notes to  Financial Statements  continued

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-		Six-		Six-		Six-
	Month		Month		Month		Month
	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06	2/28/07	8/31/06

Class A:
Shares issued	703	1,629	860	1,763	1,135	2,345	393	935
Shares issued in lieu of cash distributions	93	73	107	114	224	296	92	93
Shares redeemed	(1,167)	(1,517)	(1,431)	(2,345)	(2,250)	(4,398)	(480)	(1,144)

Total Class A transactions	(371)	185	(464)	(468)	(891)	(1,757)	5	(116)

Class B:
Shares issued	55	122	105	264	144	280	40	90
Shares issued in lieu of cash distributions	5	2	11	6	11	8	10	7
Shares redeemed	(26)	(35)	(27)	(45)	(52)	(70)	(28)	(36)

Total Class B transactions	34	89	89	225	103	218	22	61

Class C:
Shares issued	43	117	73	127	110	222	43	97
Shares issued in lieu of cash distributions	4	2	7	4	7	5	6	4
Shares redeemed	(11)	(27)	(35)	(63)	(55)	(73)	(18)	(38)

Total Class C transactions	36	92	45	68	62	154	31	63

Class R:
Shares issued	19	22	33	19	30	12	39	48
Shares issued in lieu of cash distributions	1	—	1	—	1	—	1	—
Shares redeemed	(1)	—	(5)	(11)	(2)	(1)	(3)	(27)

Total Class R transactions	19	22	29	8	29	11	37	21

Class Y:
Shares issued	851	1,995	789	2,391	2,418	4,052	367	1,027
Shares issued in lieu of cash distributions	94	67	130	123	256	272	112	180
Shares redeemed	(518)	(976)	(794)	(1,204)	(1,178)	(1,760)	(2,704)	(770)

Total Class Y transactions	427	1,086	125	1,310	1,496	2,564	(2,225)	437

Net increase (decrease) in capital shares	145	1,474	(176)	1,143	799	1,190	(2,130)	466

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended February 28, 2007 and the year ended August 31, 2006, were as follows:

	Six-
	Month
	Period	Year
	Ended	Ended
Fund	2/28/07	8/31/06

Strategy Aggressive Growth Allocation Fund	2	4
Strategy Growth Allocation Fund	3	12
Strategy Growth & Income Allocation Fund	23	18
Strategy Income Allocation Fund	4	5

5 >	Investment Security Transactions

During the six-month period ended February 28, 2007, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$34,590	$30,798
Strategy Growth Allocation Fund	52,937	53,069
Strategy Growth & Income Allocation Fund	131,299	107,364
Strategy Income Allocation Fund	37,696	49,152

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at February 28, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Strategy Aggressive Growth Allocation Fund	$13,627	$(2,337)	$11,290	$125,771
Strategy Growth Allocation Fund	15,152	(2,582)	12,570	154,201
Strategy Growth & Income Allocation Fund	32,714	(1,507)	31,207	267,622
Strategy Income Allocation Fund	4,403	(144)	4,259	69,939

24      First American Funds Semiannual Report 2007

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At February 28, 2007, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	International Select Fund	19.72%

Strategy Growth Allocation Fund	International Select Fund	16.25

Strategy Growth & Income Allocation Fund	International Select Fund	19.27
	Large Cap Growth Opportunities Fund	5.35
	Large Cap Select Fund	6.78
	Total Return Bond Fund	11.53

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on February 28, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
First American Funds Semiannual Report 2007       25

 NOTICE TO SHAREHOLDERS February 28, 2007 (unaudited)
How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND or (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter end.
26      First American Funds Semiannual Report 2007

Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 4/2007 SAR-LIFECYCLE

FIRST AMERICAN FUNDS.

2007 SEMIANNUAL REPORT

Income Builder Fund

The First American Income Builder Fund invests primarily in shares of underlying First American Funds. Your cost of investing in the fund will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. The fund is exposed to the principal risks of the underlying funds in direct proportion to its allocation to each fund. Risks associated with the underlying funds include, but are not limited to, the volatility of equity investments; risks associated with fixed-income investments, including credit risk, interest-rate risk, and prepayment risk; the risk of investing in noninvestment-grade securities, which generally have more volatile prices and carry more risk to principal; and the risks associated with concentrating investments in the real estate industry.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries
We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
First American Funds Semiannual Report 2007       1

Income Builder fund
Expense Example
As a shareholder of the Income Builder Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006, to February 28, 2007.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (09/01/06 to
	Value (9/01/06)	Value (2/28/07)	2/28/07)
Class A Actual[2]	$1,000.00	$1,075.90	$1.80

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class B Actual[2]	$1,000.00	$1,073.20	$5.65

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class C Actual[2]	$1,000.00	$1,073.30	$5.65

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class R Actual[2,3]	$1,000.00	$1,014.20	$1.16

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,008.44	$1.16

Class Y Actual[2]	$1,000.00	$1,077.50	$0.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 1.10%, 1.10%, and 0.10% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For Class R the expenses are equal to the class’s annualized expense ratio for the period December 20, 2006 through February 28, 2007 of 0.60%. These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2007 of 7.59%, 7.32%, 7.33%, and 7.75% for Class A, Class B, Class C, and Class Y, respectively. For Class R the actual is based on the return of 1.42% for the period December 20, 2006 through February 28, 2007.

[3]	Class R inception was December 20, 2006.
2      First American Funds Semiannual Report 2007

Income Builder fund continued
Top 10 Holdings as of February 28, 20071 (% of net assets)

First American High Income Bond Fund, Class Y	35.0%
First American U.S. Government Mortgage Fund, Class Y	28.2%
First American Large Cap Value Fund, Class Y	16.6%
First American Real Estate Securities Fund, Class Y	11.7%
iShares Dow Jones Select Dividend Index	1.4%
First American Prime Obligations Fund, Class Z	1.3%
American Capital Strategies	0.5%
Allied Capital	0.4%
Citizens Communications	0.4%
Pfizer	0.4%
Portfolio Allocation as of February 28, 20071 (% of net assets)

Fixed Income Funds	63.2%
Equity Funds	28.3
Financials	2.5
Exchange-Traded Funds	1.8
Short-Term Investment	1.3
Utilities	1.0
Materials	0.7
Telecommunication Services	0.5
Energy	0.5
Healthcare	0.4
Consumer Discretionary	0.2
Industrials	0.1
Other Assets and Liabilities, Net[2]	(0.5)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
First American Funds Semiannual Report 2007       3

Schedule of  Investments February 28, 2007 (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 93.3%
Equity Funds (a) – 28.3%
First American Large Cap Value Fund, Class Y	152,463	$3,173
First American Real Estate Securities Fund, Class Y	84,303	2,243

		5,416

Exchange-Traded Funds – 1.8%
iShares Dow Jones Select Dividend Index	3,800	270
KBW Bank	600	35
KBW Capital Markets	500	33

		338

Fixed Income Funds (a) – 63.2%
First American High Income Bond Fund, Class Y	686,998	6,705
First American U.S. Government Mortgage Fund, Class Y	515,065	5,388

		12,093

Total Investment Companies (Cost $17,451)		17,847

Common Stocks – 5.9%
Consumer Discretionary – 0.2%
Regal Entertainment Group, Class A	1,900	41

Energy – 0.5%
Chevron	300	21
Exxon Mobil	700	50
Rowan	400	12

		83

Financials – 2.5%
Allied Capital	2,700	84
American Capital Strategies	2,000	89
Bank of America	900	46
CapitalSource – REIT	1,200	31
Citigroup	900	45
Comerica	400	24
Huntington Bancshares	1,200	28
Thornburg Mortgage – REIT	1,900	48
Wachovia	400	22
Washington Mutual	900	39
Wells Fargo	800	28

		484

Healthcare – 0.4%
Pfizer	2,600	65

Industrials – 0.1%
General Electric	600	21

Materials – 0.7%
Dow Chemical	700	31
MeadWestvaco	900	27
Packaging Corporation of America	1,700	42
Southern Copper	600	42

		142

Telecommunication Services – 0.5%
AT&T	900	33
Citizens Communications	4,600	69

		102

Utilities – 1.0%
Consolidated Edison	700	34
Energy East	1,900	47
KeySpan	600	24
Nicor	300	14
Progress Energy	1,000	49
TECO Energy	1,200	20

		188

Total Common Stocks (Cost $1,127)		1,126

Short-Term Investment – 1.3%
First American Prime Obligations Fund, Class Z (a)
(Cost $250)	250,282	250

Total Investments – 100.5% (Cost $18,828)		19,223

Other Assets and Liabilities, Net – (0.5)%		(94)

Total Net Assets – 100.0%		$19,129

(a)	Investment in affiliated security. This fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.
4      First American Funds Semiannual Report 2007

Statement of  Assets and Liabilities February 28, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

Income
Builder
Fund

ASSETS:
Investments in affiliated funds, at value (cost: $17,357) (note 2)	$17,759
Investments in unaffiliated securities, at value (cost: $1,471) (note 2)	1,464
Cash	53
Receivable for dividends and interest	3
Receivable for investment securities sold	1,050
Receivable for capital shares sold	254
Receivable from advisor	20
Prepaid expenses and other assets	56

Total assets	20,659

LIABILITIES:
Payable for investment securities purchased	1,483
Payable to affiliates (note 3)	17
Payable for distribution and shareholder servicing fees	7
Accrued expenses and liabilities	23

Total liabilities	1,530

Net assets	$19,129

COMPOSITION OF NET ASSETS:
Portfolio capital	$18,746
Distributions in excess of net investment income	(195)
Accumulated net realized gain on investments (note 2)	183
Net unrealized appreciation of investments	395

Net assets	$19,129

Class A:
Net assets	$11,001
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1,044
Net asset value and redemption price per share	$10.54
Maximum offering price per share (1)	$11.01
Class B:
Net assets	$875
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	83
Net asset value, offering price, and redemption price per share (2)	$10.54
Class C:
Net assets	$5,383
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	511
Net asset value, offering price, and redemption price per share (2)	$10.53
Class R:
Net assets	$10
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1
Net asset value, offering price, and redemption price per share	$10.53
Class Y:
Net assets	$1,860
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	177
Net asset value, offering price, and redemption price per share	$10.53

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
First American Funds Semiannual Report 2007       5

Statement of  Operations For the six-month period ended February 28, 2007 (unaudited) all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$440

Total investment income	440

EXPENSES (note 3):
Investment advisory fees	7
Administration fees	4
Transfer agent fees	54
Custodian fees	1
Professional fees	17
Registration fees	26
Postage and printing fees	13
Directors’ fees	9
Other expenses	12
Distribution and shareholder servicing fees – Class A	9
Distribution and shareholder servicing fees – Class B	3
Distribution and shareholder servicing fees – Class C	15
Distribution and shareholder servicing fees – Class R	—	(1)

Total expenses	170

Less: Fee waivers (note 3)	(136)
Less: Indirect payments from custodian (note 3)	—	(1)

Total net expenses	34

Investment income – net	406

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	246
Net realized loss on investments	(46)
Net change in unrealized appreciation or depreciation of investments	225

Net gain on investments	425

Net increase in net assets resulting from operations	$831

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
6      First American Funds Semiannual Report 2007

Statement of  Changes in Net Assets all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

	Six-Month
	Period Ended	5/31/2006[1]
	2/28/2007	to
	(unaudited)	8/31/2006

OPERATIONS:
Investment income – net	$406	$56
Capital gain distributions received from underlying affiliated funds	246	—
Net realized gain (loss) on investments in affiliated funds	(46)	1
Net change in unrealized appreciation or depreciation of investments	225	170

Net increase in net assets resulting from operations	831	227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(361)	(17)
Class B	(27)	(2)
Class C	(151)	(3)
Class R	(1)	—
Class Y	(61)	(38)
Net realized gain on investments:
Class A	(8)	—
Class B	(1)	—
Class C	(4)	—
Class R	— (2)	—
Class Y	(1)	—
Return of capital:
Class A	—	(4)
Class B	—	—(2)
Class C	—	(1)
Class Y	—	(10)

Total distributions	(615)	(75)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,493	3,211
Reinvestment of distributions	285	19
Payments for redemptions	(143)	(1)

Increase in net assets from Class A transactions	7,635	3,229

Class B:
Proceeds from sales	565	344
Reinvestment of distributions	21	1
Payments for redemptions	(75)	—(2)

Increase in net assets from Class B transactions	511	345

Class C:
Proceeds from sales	4,435	847
Reinvestment of distributions	107	3
Payments for redemptions	(35)	—

Increase in net assets from Class C transactions	4,507	850

Class R(3):
Proceeds from sales	10	—
Reinvestment of distributions	— (2)	—
Payments for redemptions	—	—

Increase in net assets from Class R transactions	10	—

Class Y:
Proceeds from sales	1,351	4,504
Reinvestment of distributions	21	46
Payments for redemptions	(2,712)	(1,536)

Increase (decrease) in net assets from Class Y transactions	(1,340)	3,014

Increase in net assets from capital share transactions	11,323	7,438

Total increase in net assets	11,539	7,590
Net assets at beginning of period	7,590	—

Net assets at end of period	$19,129	$7,590

Distributions in excess of net investment income at end of period	$(195)	$—

(1)	Commencement of operations.

(2)	Due to the presentation of the financial statements in thousands, the number rounds to zero.

(3)	For the period December 20, 2006 to February 28, 2007.
First American Funds Semiannual Report 2007       7

Financial Highlights  For a share outstanding throughout the indicated period.

	Net Asset		Realized and	Distributions	Distributions		Net Asset
	Value	Net	Unrealized	from Net	from Net	Distributions	Value
	Beginning	Investment	Gains on	Investment	Realized	from Return	End of
	of Period	Income	Investments	Income	Gains	of Capital	Period

Income Builder Fund (1)
Class A
2007 (2)	$10.25	$0.35	$0.42	$(0.47)	$(0.01)	$—	$10.54
2006 (3)	10.00	0.11	0.27	(0.10)	—	(0.03)	10.25
Class B
2007 (2)	$10.23	$0.30	$0.44	$(0.42)	$(0.01)	$—	$10.54
2006 (3)	10.00	0.08	0.26	(0.09)	—	(0.02)	10.23
Class C
2007 (2)	$10.23	$0.33	$0.41	$(0.43)	$(0.01)	$—	$10.53
2006 (3)	10.00	0.11	0.24	(0.09)	—	(0.03)	10.23
Class R
2007 (4)	$10.74	$0.20	$(0.05)	$(0.35)	$(0.01)	$—	$10.53
Class Y
2007 (2)	$10.24	$0.30	$0.48	$(0.48)	$(0.01)	$—	$10.53
2006 (3)	10.00	0.10	0.27	(0.10)	—	(0.03)	10.24

(1)	Per share data calculated using average shares outstanding method.

(2)	For the six-month period ended February 28, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	For the period May 31, 2006, when the class of shares was offered, to August 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period December 20, 2006, when the class of shares was offered, to February 28, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(6)	Expense ratios do not include expenses of the underlying funds.
The accompanying notes are an integral part of the financial statements.
8      First American Funds Semiannual Report 2007

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets (6)	Net Assets	Waivers)(6)	Waivers)	Rate

7.59%	$11,001	0.35%	6.60%	2.48%	4.47%	33%
3.80	3,264	0.35	4.07	5.53	(1.11)	32

7.32%	$875	1.10%	5.68%	3.23%	3.55%	33%
3.45	351	1.10	3.11	6.28	(2.07)	32

7.33%	$5,383	1.10%	6.25%	3.23%	4.12%	33%
3.48	858	1.10	4.39	6.28	(0.79)	32

1.42%	$10	0.60%	3.89%	2.73%	1.76%	33%

7.75%	$1,860	0.10%	5.83%	2.23%	3.70%	33%
3.72	3,117	0.10	4.04	5.28	(1.14)	32

First American Funds Semiannual Report 2007       9

Notes to
 Financial Statements  (unaudited as of February 28, 2007), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Income Builder Fund (the “fund” ) is a mutual fund offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. The fund commenced operations May 31, 2006. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The fund primarily invests in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

The fund offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The fund’s prospectus provides a description of the fund’s investment objectives, principal investment strategy, and principal risks. All classes of shares in the fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the fund’s equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration or any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of February 28, 2007, the fund held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of the fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period
10      First American Funds Semiannual Report 2007

ended February 28, 2007 (estimated) and the fiscal period ended August 31, 2006, were as follows:

	February 28, 2007

	Ordinary
Fund	Income	Total

Income Builder Fund	$615*	$615

*	This dividend distribution consisted of both net investment income and a return of capital, measured as of the date the distribution was paid. Although the distribution included a return of capital as of the distribution date, whether this distribution is a return of capital for tax purposes will be measured at the fund’s fiscal year end. Although there can be no guarantee, the fund anticipates that there will be sufficient net income by the fiscal year end to characterize this distribution as consisting solely of ordinary income.

	August 31, 2006

	Ordinary	Return
Fund	Income	of Capital	Total

Income Builder Fund	$60	$15	$75

As of August 31, 2006, the fund’s most recently completed fiscal year-end, the components of accumulated earnings on a tax-basis were as follows:

		Total
	Unrealized	Accumulated
Fund	Appreciation	Earnings

Income Builder Fund	$167	$167

The difference between book-basis and tax-basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of the fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the six-month period ended February 28, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s annual average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.35% for Class A shares, 1.10% for Class B shares, 1.10% for Class C shares, 0.60% for Class R, and 0.10% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the fund a fee for the provision of administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the fund. These services included various legal, oversight, administrative, and accounting services. The fund paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to the fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all
First American Funds Semiannual Report 2007       11

Notes to  Financial Statements  continued

open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the fund reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended February 28, 2007, administration fees paid to FAF Advisors by the fund included in this semi-annual report were $1.

TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FASF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the fund based upon the number of accounts within the fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended February 28, 2007, transfer agent fees paid to USBFS by the fund included in this semi-annual report were $48.

CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FASF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2007, custodian fees were increased as a result of overdrafts, and were decreased as a result of interest earned as follows:

	Increased		Decreased

Income Builder Fund	$	—(1)	$	—(1)

(1)	Due to presentation in thousands, the number rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the fund pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of the fund’s average daily net assets attributable to Class A shares, Class B shares, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under this distribution and shareholder servicing agreement, $20 was retained by affiliates of FAF Advisors for the six-month period ended February 28, 2007.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to the fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds’ expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $1 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred
Sales Charge as a
Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares were $180.
12      First American Funds Semiannual Report 2007

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Income
	Builder Fund

	Six-Month
	Period	5/31/06*
	Ended	to
	2/28/07	8/31/06

Class A:
Shares issued	711	317
Shares issued in lieu of cash distributions	27	2
Shares redeemed	(13)	—(1)

Total Class A transactions	725	319

Class B:
Shares issued	54	34
Shares issued in lieu of cash distributions	2	—(1)
Shares redeemed	(7)	—(1)

Total Class B transactions	49	34

Class C:
Shares issued	420	84
Shares issued in lieu of cash distributions	10	—(1)
Shares redeemed	(3)	—

Total Class C transactions	427	84

Class R(2):
Shares issued	1	N/A
Shares issued in lieu of cash distributions	— (1)	N/A
Shares redeemed	—	N/A

Total Class R transactions	1	—

Class Y:
Shares issued	128	450

Shares issued in lieu of cash distributions	2	4

Shares redeemed	(257)	(150)

Total Class Y transactions	(127)	304

Net increase in capital shares	1,075	741

*	Commencement of operations.

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.

(2)	For the period December 20, 2006 to February 28, 2007.

5 >	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2007, aggregated $15,721 and $4,213, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the fund and the total cost of securities for federal income tax purposes at February 28, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Income Builder Fund	$441	$(46)	$395	$18,828

6 >	Investments In Underlying Affiliated Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control. At February 28, 2007, Income Builder Fund did not hold positions which exceeded 5% of any underlying fund’s outstanding shares.

7 >	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has
First American Funds Semiannual Report 2007       13

Notes to  Financial Statements  continued

not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semiannual report on February 28, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
14      First American Funds Semiannual Report 2007

 NOTICE TO SHAREHOLDERS February 28, 2007 (unaudited)
HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the First American Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.
First American Funds Semiannual Report 2007       15

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Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of the fund’s portfolio.

This report is for the information of shareholders of the First American Income Builder Fund. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0042-07 4/2007 SAR-INCBUILDER

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: May 8, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: May 8, 2007

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: May 8, 2007